(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Special Mid Cap Value Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Special Mid Cap Value Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.69%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.14%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.14%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	116	362	628	1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap Index® was from approximately $526 million to $17.3 billion, as of June 27, 2011, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003    +21.73%

Lowest Quarter:  4th Quarter 2008    -21.84%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Apr. 08, 2005	(0.81%)	1.04%	7.32%
Administrator Class (after taxes on distributions)	Apr. 08, 2005	(0.89%)	0.51%	5.81%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	(0.53%)	0.73%	5.61%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage C&B Mid Cap Value Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage C&B Mid Cap Value Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.49%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.20%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage C&B Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	118	377	656	1,451

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2003   +20.24%

Lowest Quarter:  4th Quarter 2008   -23.47%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Jul. 26, 2004	(1.52%)	(1.37%)	5.71%
Administrator Class (after taxes on distributions)	Jul. 26, 2004	(1.76%)	(2.43%)	4.69%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jul. 26, 2004	(0.99%)	(1.51%)	4.71%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Common Stock Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Common Stock Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.15%
Fee Waivers		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.10% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Common Stock Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	113	361	629	1,394

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $22 million to $3.1 billion and $526 million to $17.3 billion billion respectively, as of June 27, 2011, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009  +20.42%

Lowest Quarter:  4th Quarter 2008  -25.75%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Jul. 30, 2010	(2.28%)	4.32%	6.91%
Administrator Class (after taxes on distributions)	Jul. 30, 2010	(3.24%)	3.37%	5.65%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	(0.27%)	3.51%	5.74%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.24%	6.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Opportunity Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.67%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.10%
Fee Waivers		0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.01%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	103	331	588	1,324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2009    +22.88%

Lowest Quarter:  4th Quarter 2008    -29.11%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Aug. 30, 2002	(6.65%)	1.08%	4.20%
Administrator Class (after taxes on distributions)	Aug. 30, 2002	(6.65%)	0.31%	3.30%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Aug. 30, 2002	(4.32%)	0.67%	3.42%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Enterprise Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.17%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	117	368	640	1,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield.. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009  +17.48%

Lowest Quarter:  4th Quarter 2008  -28.86%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Aug. 30, 2002	(6.40%)	1.51%	4.22%
Administrator Class (after taxes on distributions)	Aug. 30, 2002	(6.40%)	1.51%	4.22%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Aug. 30, 2002	(4.16%)	1.29%	3.68%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.65%)	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Discovery Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.73%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.18%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.16%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	118	371	645	1,428

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capiltalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2008   +17.58%

Lowest Quarter:  4th Quarter 2008   -29.30%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	Apr. 08, 2005	0.88%	5.47%	8.38%
Administrator Class (after taxes on distributions)	Apr. 08, 2005	0.29%	4.66%	7.39%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	1.40%	4.48%	7.03%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small/Mid Cap Core Fund)	Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Small/Mid Cap Core Fund)		Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.80%
Total Annual Fund Operating Expenses		1.55%
Fee Waivers		0.40%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Small/Mid Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Small and Mid Cap Stock Funds - Administrator)	117	409	767	1,775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small and medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 2500™ Index. The market capitalization range of the Russell 2500™ Index was approximately $22 million to $7.3 billion, as of June 27, 2011, and is expected to change frequently. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2009  +15.87%

Lowest Quarter:  4th Quarter 2008  -31.50%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Small/Mid Cap Core Fund) (WFA Small and Mid Cap Stock Funds - Administrator)	Inception Date of Share Class	1 Year	Performance Since 12/17/2007
Administrator Class	Dec. 17, 2007	(2.51%)	(2.75%)
Administrator Class (after taxes on distributions)	Dec. 17, 2007	(2.51%)	(2.75%)
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Dec. 17, 2007	(1.63%)	(2.32%)
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Special Mid Cap Value Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Special Mid Cap Value Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.69%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	89	278	482	1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap Index® was from approximately $526 million to $17.3 billion, as of June 27, 2011, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003    +21.73%

Lowest Quarter:  4th Quarter 2008    -21.80%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Apr. 08, 2005	(0.56%)	1.29%	7.50%
Institutional Class (after taxes on distributions)	Apr. 08, 2005	(0.76%)	0.70%	5.95%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	(0.37%)	0.92%	5.75%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage C&B Mid Cap Value Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage C&B Mid Cap Value Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.22%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.93%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage C&B Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	93	294	513	1,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2003   +20.24%

Lowest Quarter:  4th Quarter 2008   -23.44%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Jul. 26, 2004	(1.31%)	(1.14%)	5.90%
Institutional Class (after taxes on distributions)	Jul. 26, 2004	(1.65%)	(2.27%)	4.83%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jul. 26, 2004	(0.86%)	(1.35%)	4.85%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Common Stock Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Common Stock Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.88%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.88%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Common Stock Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	90	281	488	1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $22 million to $3.1 billion and $526 million to $17.3 billion billion respectively, as of June 27, 2011, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2009    +20.42%

Lowest Quarter:  4th Quarter 2008    -25.75%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Jul. 30, 2010	(2.08%)	4.40%	6.95%
Institutional Class (after taxes on distributions)	Jul. 30, 2010	(3.03%)	3.45%	5.69%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	(0.14%)	3.57%	5.78%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.24%	6.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Opportunity Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.67%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.83%
Fee Waivers		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.76%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	78	251	446	1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2009  +22.88%

Lowest Quarter:  4th Quarter 2008  -29.11%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Jul. 30, 2010	(6.45%)	1.14%	4.23%
Institutional Class (after taxes on distributions)	Jul. 30, 2010	(6.45%)	0.37%	3.33%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	(4.19%)	0.72%	3.44%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Enterprise Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.20%
Total Annual Fund Operating Expenses		0.90%
Fee Waivers		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	87	277	488	1,098

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield.. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009    +17.54%

Lowest Quarter:  4th Quarter 2008    -28.83%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Jun. 30, 2003	(6.18%)	1.76%	4.38%
Institutional Class (after taxes on distributions)	Jun. 30, 2003	(6.18%)	1.76%	4.38%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jun. 30, 2003	(4.02%)	1.50%	3.82%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.65%)	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Discovery Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.73%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.91%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.91%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capiltalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2008    +17.61%

Lowest Quarter:  4th Quarter 2008    -29.25%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	Aug. 31, 2006	1.11%	5.71%	8.51%
Institutional Class (after taxes on distributions)	Aug. 31, 2006	0.53%	4.91%	7.52%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Aug. 31, 2006	1.55%	4.69%	7.15%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small/Mid Cap Core Fund)	Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Small/Mid Cap Core Fund)		Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.28%
Fee Waivers		0.33%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Small/Mid Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Small and Mid Cap Stock Funds - Institutional)	97	339	637	1,486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small and medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 2500™ Index. The market capitalization range of the Russell 2500™ Index was approximately $22 million to $7.3 billion, as of June 27, 2011, and is expected to change frequently. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2009   +15.87%

Lowest Quarter:  4th Quarter 2008   -31.50%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Small/Mid Cap Core Fund) (WFA Small and Mid Cap Stock Funds - Institutional)	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Institutional Class	Jul. 30, 2010	(2.40%)		(2.69%)
Institutional Class (after taxes on distributions)	Jul. 30, 2010	(2.40%)		(2.69%)
Institutional Class (after taxes on distributions and the sale of Fund Shares)	Jul. 30, 2010	(1.56%)		(2.27%)
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)		1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Special Mid Cap Value Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Special Mid Cap Value Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.69%
Distribution (12b-1) Fees		none
Other Expenses		0.67%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.37%
Fee Waivers		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.32%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.31% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	134	424	740	1,637

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap Index® was from approximately $526 million to $17.3 billion, as of June 27, 2011, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003    +21.73%

Lowest Quarter:  4th Quarter 2008    -21.89%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Dec. 31, 1998	(0.96%)	0.85%	7.19%
Investor Class (after taxes on distributions)	Dec. 31, 1998	(0.99%)	0.37%	5.71%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 31, 1998	(0.63%)	0.59%	5.52%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage C&B Mid Cap Value Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage C&B Mid Cap Value Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.72%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.26%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage C&B Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	128	436	765	1,698

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2003    +20.24%

Lowest Quarter:  4th Quarter 2008    -23.46%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Feb. 18, 1998	(1.66%)	(1.48%)	5.63%
Investor Class (after taxes on distributions)	Feb. 18, 1998	(1.85%)	(2.52%)	4.61%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Feb. 18, 1998	(1.08%)	(1.59%)	4.64%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Common Stock Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Common Stock Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.38%
Fee Waivers		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.30%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.29% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Common Stock Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	132	429	748	1,651

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $22 million to $3.1 billion and $526 million to $17.3 billion billion respectively, as of June 27, 2011, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009    +20.36%

Lowest Quarter:  4th Quarter 2008    -25.77%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Dec. 29, 1989	(2.48%)	4.25%	6.95%
Investor Class (after taxes on distributions)	Dec. 29, 1989	(3.41%)	3.31%	5.71%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 29, 1989	(0.42%)	3.44%	5.79%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.24%	6.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Opportunity Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Opportunity Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.67%
Distribution (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.33%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.33%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.32% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Opportunity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	135	421	729	1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2009   +22.81%

Lowest Quarter:  4th Quarter 2008   -29.16%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Dec. 31, 1985	(6.91%)	0.78%	3.93%
Investor Class (after taxes on distributions)	Dec. 31, 1985	(6.91%)	0.03%	3.05%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 31, 1985	(4.49%)	0.43%	3.20%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Enterprise Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.70%
Total Annual Fund Operating Expenses		1.40%
Fee Waivers		0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.25%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	127	413	736	1,653

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield.. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2009    +17.44%

Lowest Quarter:  4th Quarter 2008    -28.91%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Sep. 30, 1998	(6.60%)	1.18%	3.80%
Investor Class (after taxes on distributions)	Sep. 30, 1998	(6.60%)	1.18%	3.80%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Sep. 30, 1998	(4.29%)	1.01%	3.30%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.65%)	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Discovery Fund)	Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Investor Class (WFA Small and Mid Cap Stock Funds - Investor)
Management Fees		0.73%
Distribution (12b-1) Fees		none
Other Expenses		0.67%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.41%
Fee Waivers		0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.30%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.29% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Small and Mid Cap Stock Funds - Investor)	132	424	750	1,671

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capiltalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 2nd Quarter 2008    +17.55%

Lowest Quarter:  4th Quarter 2008    -29.34%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small and Mid Cap Stock Funds - Investor)	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class	Dec. 31, 1987	0.64%	5.23%	8.20%
Investor Class (after taxes on distributions)	Dec. 31, 1987	0.04%	4.42%	7.21%
Investor Class (after taxes on distributions and the sale of Fund Shares)	Dec. 31, 1987	1.26%	4.28%	6.87%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Special Mid Cap Value Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Special Mid Cap Value Fund)		Class A	Class C
Management Fees		0.69%	0.69%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.60%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.30%	2.05%
Fee Waivers		0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.26%	2.01%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A and 2.00% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	956	1,239	2,046
Class C	304	635	1,096	2,373

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Small and Mid Cap Stock Funds - Retail)	204	635	1,096	2,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap Index® was from approximately $526 million to $17.3 billion, as of June 27, 2011, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003   +21.73%

Lowest Quarter:  4th Quarter 2008   -21.86%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul. 31, 2007	(6.65%)	(0.28%)	6.59%
Class A (after taxes on distributions)	Jul. 31, 2007	(6.70%)	(0.81%)	5.09%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 2007	(4.32%)	(0.39%)	4.97%
Class C	Jul. 31, 2007	(2.70%)	0.17%	6.51%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund)
Investment Objective
The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage C&B Mid Cap Value Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage C&B Mid Cap Value Fund)		Class A	Class B	Class C
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%
Fee Waivers		0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.21%	1.96%	1.96%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, and 1.95% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	967	1,263	2,104
Class B	699	946	1,320	2,148
Class C	299	646	1,120	2,430

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	199	646	1,120	2,148
Class C	199	646	1,120	2,430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of mid-capitalization companies.

We invest principally in equity securities of mid-capitalization companies, which we define as securities of companies with market capitalizations ranging from $500 million to $10 billion. We manage a relatively focused portfolio of 30 to 50 companies that enables us to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

We select securities for the portfolio based on an analysis of a company's financial characteristics and an assessment of the quality of a company's management. In selecting a company,we consider criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. We further narrow the universe of acceptable investments by undertaking intensive research including interviews with a company's top management, customers and suppliers. We believe our assessment of business quality and emphasis on valuation will protect the portfolio's assets in down markets, while our insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003   +20.24%

Lowest Quarter:  4th Quarter 2008   -23.50%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage C&B Mid Cap Value Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul. 26, 2004	(7.28%)	(2.63%)	4.97%
Class A (after taxes on distributions)	Jul. 26, 2004	(7.49%)	(3.66%)	3.96%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 26, 2004	(4.74%)	(2.55%)	4.05%
Class B	Jul. 26, 2004	(7.35%)	(2.66%)	5.06%
Class C	Jul. 26, 2004	(3.36%)	(2.23%)	4.81%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Common Stock Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Common Stock Fund)		Class A	Class B	Class C
Management Fees		0.72%	0.72%	0.72%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.31%	2.06%	2.06%
Fee Waivers		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.27%	2.02%	2.02%
[1]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, and 2.01% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	963	1,248	2,060
Class B	705	942	1,305	2,104
Class C	305	642	1,105	2,387

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	205	642	1,105	2,104
Class C	205	642	1,105	2,387

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were approximately $22 million to $3.1 billion and $526 million to $17.3 billion billion respectively, as of June 27, 2011, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009   +20.42%

Lowest Quarter:  4th Quarter 2008   -25.75%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Nov. 30, 2000	(8.10%)	3.05%	6.26%
Class A (after taxes on distributions)	Nov. 30, 2000	(9.00%)	2.11%	5.01%
Class A (after taxes on distributions and the sale of Fund Shares)	Nov. 30, 2000	(4.12%)	2.41%	5.16%
Class B	Nov. 30, 2000	(8.19%)	3.13%	6.32%
Class C	Nov. 30, 2000	(4.14%)	3.50%	6.07%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.24%	6.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Opportunity Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Opportunity Fund)		Class A	Class B	Class C
Management Fees		0.67%	0.67%	0.67%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.01%	2.01%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.26%	2.01%	2.01%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, and 2.00% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class B	704	930	1,283	2,054
Class C	304	630	1,083	2,338

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	204	630	1,083	2,338
Class B	204	630	1,083	2,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently.

We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009   +22.79%

Lowest Quarter:  4th Quarter 2008   -29.16%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Opportunity Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Feb. 24, 2000	(12.21%)	(0.35%)	3.30%
Class A (after taxes on distributions)	Feb. 24, 2000	(12.21%)	(1.11%)	2.41%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb. 24, 2000	(7.94%)	(0.53%)	2.63%
Class B	Aug. 26, 2011	(12.53%)	(0.12%)	3.62%
Class C	Mar. 31, 2008	(8.53%)	0.09%	3.25%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)		(1.55%)	1.41%	6.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Enterprise Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Enterprise Fund)		Class A	Class B	Class C
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		1.33%	2.08%	2.08%
Fee Waivers		0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.18%	1.93%	1.93%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	944	1,234	2,059
Class B	696	922	1,290	2,103
Class C	296	622	1,090	2,386

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	196	622	1,090	2,386
Class B	196	622	1,090	2,103

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments. We invest in equity securities of companies of any size, although we invest principally in the equity securities of medium-capitalization companies. We define medium-capitalization companies as securities of companies with market capitalization within the range of the Russell Midcap® Index, which ranged from approximately $526 million to $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in foreign securities through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield.. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +17.45%

Lowest Quarter:  4th Quarter 2008   -28.89%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Enterprise Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Feb. 24, 2000	(11.89%)	0.10%	3.36%
Class A (after taxes on distributions)	Feb. 24, 2000	(11.89%)	0.10%	3.36%
Class A (after taxes on distributions and the sale of Fund Shares)	Feb. 24, 2000	(7.73%)	0.08%	2.92%
Class B	Aug. 26, 2011	(12.22%)	0.34%	3.92%
Class C	Mar. 31, 2008	(8.19%)	0.55%	3.33%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.65%)	2.44%	5.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Discovery Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Discovery Fund)		Class A	Class C
Management Fees		0.73%	0.73%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.60%	0.60%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.34%	2.09%
Fee Waivers		0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.23%	1.98%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A and 1.97% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Discovery Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	954	1,247	2,076
Class C	301	633	1,103	2,403

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Small and Mid Cap Stock Funds - Retail)	201	633	1,103	2,403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capiltalization in the Russell Midcap® Index, which was approximately $17.3 billion as of June 27, 2011, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2008   +17.30%

Lowest Quarter:  4th Quarter 2008   -29.46%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	Jul. 31, 2007	(5.06%)	4.07%	7.60%
Class A (after taxes on distributions)	Jul. 31, 2007	(5.62%)	3.27%	6.62%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 2007	(2.50%)	3.28%	6.32%
Class C	Jul. 31, 2007	(1.03%)	4.51%	7.47%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		(1.57%)	2.89%	5.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 54 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Small/Mid Cap Core Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Small and Mid Cap Stock Funds - Retail) (Wells Fargo Advantage Small/Mid Cap Core Fund)		Class A	Class C
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.96%	0.96%
Total Annual Fund Operating Expenses		1.71%	2.46%
Fee Waivers		0.31%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%	2.15%
[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Small/Mid Cap Core Fund) (WFA Small and Mid Cap Stock Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,024	1,392	2,424
Class C	318	705	1,252	2,744

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Small/Mid Cap Core Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (WFA Small and Mid Cap Stock Funds - Retail)	218	705	1,252	2,744

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small and medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 2500™ Index. The market capitalization range of the Russell 2500™ Index was approximately $22 million to $7.3 billion, as of June 27, 2011, and is expected to change frequently. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +15.75%

Lowest Quarter:  4th Quarter 2008   -31.45%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Small/Mid Cap Core Fund) (WFA Small and Mid Cap Stock Funds - Retail)	Inception Date of Share Class	1 Year	Performance Since 12/17/2007
Class A	Dec. 17, 2007	(8.30%)	(4.41%)
Class A (after taxes on distributions)	Dec. 17, 2007	(8.30%)	(4.41%)
Class A (after taxes on distributions and the sale of Fund Shares)	Dec. 17, 2007	(5.39%)	(3.71%)
Class C	Dec. 17, 2007	(4.59%)	(3.69%)
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		(2.51%)	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.